Offerings - Offering: 1	Dec. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	29,778,195
Proposed Maximum Offering Price per Unit	1.95
Maximum Aggregate Offering Price	$ 58,067,480.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,019.12
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents the sum of (i) 241,514 shares of common stock, par value $0.00001 per share (the “Common Stock”) of Onconetix, Inc., a Delaware corporation (the “Company”), issued to Altos Venture AG (“Altos”) in connection with a Subscription Agreement, dated December 15, 2023, by and among the Company, Proteomedix AG and Altos and a Subscription Agreement, dated as of December 15, 2023, between the Company and Altos (ii) up to 20,039,930 shares of Common Stock, which represents 150% of the aggregate number of shares of Common Stock initially issuable upon the conversion or exercise, as applicable, of the 16,325 shares of the Company’s Series D preferred stock (the “Series D Preferred Stock”) and warrants to purchase 6,544,241 shares of Common Stock (the “Series D Warrants”) issued to institutional investors in a private placement transaction, which closed on September 22, 2025 and (iii) up to 9,496,751 shares of Common Stock, which represents 150% of the aggregate number of shares of Common Stock initially issuable upon the conversion or exercise, as applicable, of the 7,813 shares of the Company’s Series E preferred stock (the “Series E Preferred Stock”) and warrants to purchase 3,037,835 shares of Common Stock (the “Series E Warrants”) issued to institutional investors in a private placement transaction, which closed on October 2, 2025.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the common stock on The Nasdaq Stock Market LLC on December 16, 2025 ($1.95 per share), in accordance with Rule 457(c) of the Securities Act.

Calculated pursuant to Rule 457 of the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.